PROPERTY, PLANT AND EQUIPMENT - Summary of Asset Acquisitions (Details) - Brookfield Renewable $ in Millions	6 Months Ended
Jun. 30, 2025 USD ($) MW
300 MW Utility-Scale Solar
Disclosure of detailed information about property, plant and equipment [line items]
Capacity | MW	300
Amount recognized in Property, Plant and Equipment | $	$ 66
Brookfield Renewable Corporation Economic Interest	20.00%
725 MW Various
Disclosure of detailed information about property, plant and equipment [line items]
Capacity | MW	725
Amount recognized in Property, Plant and Equipment | $	$ 47
Brookfield Renewable Corporation Economic Interest	39.00%
177 MW Utility-Scale Solar
Disclosure of detailed information about property, plant and equipment [line items]
Capacity | MW	177
Amount recognized in Property, Plant and Equipment | $	$ 23
Brookfield Renewable Corporation Economic Interest	20.00%